CONDENSED COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Operating Activities:
Net loss	$ 0	$ (16)	$ (317)	$ (198)	$ (107)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	41	39	156	143	129
Provision for credit losses	6	3	28	21	22
Deferred income taxes	2	0	(54)	(2)	3
Stock-based compensation	10	9	46	41	38
Postretirement benefit plan expense	0	2	7	8	8
Asset impairments			84	0	0
Other, net	1	11	19	5	21
Change in operating assets and liabilities:
Inventories	(15)	(30)	(29)	(19)	5
Blackstone funding arrangement			157	0	0
Other operating assets and liabilities	(25)	18	66	16	30
Net cash (used in) provided by operating activities	(49)	(141)	(197)	140	41
Investing Activities:
Additions to property, plant, and equipment	(41)	(53)	(223)	(193)	(148)
Purchases of investments			0	0	(5)
Sales and maturities of investments			0	0	11
Other investing activities, net	0	(10)	(10)	0	(14)
Net cash used in investing activities	(41)	(63)	(233)	(193)	(157)
Financing Activities:
Issuance of common stock from IPO			538	0	0
Net transfers (to) from Parent	0	202	407	12	112
Distribution to Parent in connection with IPO			(229)	0	0
Other financing activities, net			0	(2)	0
Net cash provided by financing activities	0	202	716	10	112
Effect of exchange rate changes on cash and cash equivalents	(1)	0	1	0	0
Net change in cash and cash equivalents	(91)	(2)	287	(43)	(4)
Cash and cash equivalents at beginning of period	298	11	11	54	58
Cash and cash equivalents at end of period	207	9	298	11	54
Supplemental Cash Flow Information
Cash paid for income taxes			2	0	0
Capitalized costs in accounts payable and accrued liabilities	42	25	23	21	28
Related Party
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation		9	41	41	38
Change in operating assets and liabilities:
Accounts receivable, net	13	(5)	(83)	(66)	(105)
Accounts payable and accrued liabilities	25	(171)	41	191	(4)
Financing Activities:
Net transfers (to) from Parent		202	407	12	112
Nonrelated Party
Change in operating assets and liabilities:
Accounts receivable, net	(161)	0	(455)	0	0
Accounts payable and accrued liabilities	$ 53	$ 0	$ 137	$ 0	$ 0